Expense Example - Prospectus #1 - Eaton Vance International Small-Cap Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	650	940	1,250	2,128	107	360	632	1,410